Other accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Other accounts receivable, net
Schedule of other accounts receivables

	2018		2017		2016
Current:
Credit cards	Ps.	96,646	Ps.	191,322	Ps.	253,374
Benefits from suppliers		68,946		—		—
Other accounts receivable		101,487		117,582		26,236
Other points of sales		71,054		54,719		23,867
Affinity credit card		55,172		40,517		8,950
Cargo clients		41,408		34,655		29,901
Travel agencies and insurance commissions		39,806		27,925		20,477
Marketing services receivable		7,999		13,435		11,070
Airport services		9,991		5,898		9,479
Employees		27,274		8,878		7,551
Insurance claims		—		1,345		55,815
		519,783		496,276		446,720
Allowance for credit losses		(11,304)		(17,809)		(19,317)
	Ps.	508,479	Ps.	478,467	Ps.	427,403

Schedule of aging of accounts receivable

	2018		2018		Total		2017		2017		Total		2016		2016		Total
Days	Impaired		Not impaired		2018		Impaired		Not impaired		2017		Impaired		Not impaired		2016
0–30	Ps.	8,725	Ps.	388,644	Ps.	397,369	Ps.	16,962	Ps.	415,847	Ps.	432,809	Ps.	15,723	Ps.	398,721	Ps.	414,444
31–60		—		69,648		69,648		—		38,705		38,705		—		11,231		11,231
61–90		—		27,138		27,138		—		17,918		17,918		—		14,492		14,492
91–120		2,579		23,049		25,628		847		5,997		6,844		3,594		2,959		6,553
	Ps.	11,304	Ps.	508,479	Ps.	519,783	Ps.	17,809	Ps.	478,467	Ps.	496,276	Ps.	19,317	Ps.	427,403	Ps.	446,720

Schedule of movement in the allowance for doubtful accounts

Balance as of January 1, 2016	Ps.	(24,612)
Write-offs		14,459
Increase in allowance		(9,164)
Balance as of December 31, 2016		(19,317)
Write-offs		6,228
Increase in allowance		(4,720)
Balance as of December 31, 2017		(17,809)
Write-offs		17,126
Increase in allowance		(10,621)
Balance as of December 31, 2018	Ps.	(11,304)